Allowance for Probable Loan Losses (Portfolio Credit Quality By Loan Class) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Loan portfolio by credit quality indicator
Portfolio, total	$ 6,348,172	$ 5,964,688
Number of additional relationships reclassified from Pass to Watch List - Substandard | item	3
Pass
Loan portfolio by credit quality indicator
Portfolio, total	$ 5,911,001	5,544,614
Special Review
Loan portfolio by credit quality indicator
Portfolio, total	6,612	101,679
Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	45,662	60,993
Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	321,693	208,997
Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	63,204	48,405
Commercial
Loan portfolio by credit quality indicator
Portfolio, total	1,086,467	909,667
Commercial | Pass
Loan portfolio by credit quality indicator
Portfolio, total	905,707	720,350
Commercial | Special Review
Loan portfolio by credit quality indicator
Portfolio, total		90,746
Commercial | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	3,170	1,121
Commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	159,643	75,038
Commercial | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	17,947	22,412
Commercial Real Estate: Other Construction and Land Development
Loan portfolio by credit quality indicator
Portfolio, total	1,683,550	1,716,875
Commercial Real Estate: Other Construction and Land Development | Pass
Loan portfolio by credit quality indicator
Portfolio, total	1,616,604	1,648,633
Commercial Real Estate: Other Construction and Land Development | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	1,288	1,986
Commercial Real Estate: Other Construction and Land Development | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	672
Commercial Real Estate: Other Construction and Land Development | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	62,531	61,480
Commercial Real Estate: Other Construction and Land Development | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	2,455	4,776
Commercial Real Estate: Farmland & Commercial
Loan portfolio by credit quality indicator
Portfolio, total	2,043,285	1,943,070
Commercial Real Estate: Farmland & Commercial | Pass
Loan portfolio by credit quality indicator
Portfolio, total	1,863,763	1,792,542
Commercial Real Estate: Farmland & Commercial | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	5,134	7,983
Commercial Real Estate: Farmland & Commercial | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	41,820	59,872
Commercial Real Estate: Farmland & Commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	99,445	71,863
Commercial Real Estate: Farmland & Commercial | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	33,123	10,810
Commercial Real Estate: Multifamily
Loan portfolio by credit quality indicator
Portfolio, total	192,916	140,466
Commercial Real Estate: Multifamily | Pass
Loan portfolio by credit quality indicator
Portfolio, total	192,440	139,914
Commercial Real Estate: Multifamily | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	476	552
Residential First Lien
Loan portfolio by credit quality indicator
Portfolio, total	432,777	421,904
Residential First Lien | Pass
Loan portfolio by credit quality indicator
Portfolio, total	425,811	413,638
Residential First Lien | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	40	814
Residential First Lien | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	74	616
Residential First Lien | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	6,852	6,836
Residential Junior Lien
Loan portfolio by credit quality indicator
Portfolio, total	700,748	610,318
Residential Junior Lien | Pass
Loan portfolio by credit quality indicator
Portfolio, total	699,875	609,190
Residential Junior Lien | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	150	150
Residential Junior Lien | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	723	978
Consumer
Loan portfolio by credit quality indicator
Portfolio, total	49,543	55,168
Consumer | Pass
Loan portfolio by credit quality indicator
Portfolio, total	48,262	53,873
Consumer | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	1,281	1,295
Foreign
Loan portfolio by credit quality indicator
Portfolio, total	158,886	167,220
Foreign | Pass
Loan portfolio by credit quality indicator
Portfolio, total	158,539	166,474
Foreign | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	$ 347	$ 746